Equity-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Williams Companies Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 19	$ 14	$ 12
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 26	$ 11
Grants, Units	0.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 32
Estimated forfeitures under employee stock-based awards	$ 4
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period, Units	1.3
Adjustment for unit split in ACMP Merger, Units	0.1
Forfeited, Units	(0.1)
Vested, Units	(0.1)
Nonvested at end of period,Units	1.2	1.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at beginning of period, Weighted Average Grant Date Fair Value	$ 59.35
Adjustment for unit split in ACMP Merger, Weighted Average Grant Date Fair Value	0.00
Forfeited, Weighted Average Grant Date Fair Value	58.05
Vested, Weighted Average Grant Date Fair Value	59.28
Nonvested at end of period, Weighted Average Grant Date Fair Value	$ 55.93	$ 59.35
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years